Equity incentive plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended			2 Months Ended	12 Months Ended
	Jan. 12, 2011	May 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 10, 2014 [EquityIncentivePlanMember]	Jan. 10, 2013 [EquityIncentivePlanMember]	Jan. 10, 2012 [EquityIncentivePlanMember]	Feb. 16, 2011 [EquityIncentivePlanMember]	Dec. 31, 2013 [SeanergyMaritimeHoldingsCorpNewMember]	Dec. 31, 2012 [SeanergyMaritimeHoldingsCorpNewMember]	Dec. 31, 2011 [SeanergyMaritimeHoldingsCorpNewMember]
Common stock shares reserved for issuance	8,750,000
Equity incentive plan non-vested shares			0	2,218	3,332				3,332
Equity incentive plan non-vested shares issued to executive directors									2,667
Number of executive directors shares granted to									2
Equity incentive plan non-vested shares issued to other employees									665
Vesting period	3 years
Initial vesting date	2012-01-10
Fair value of each equity incentive plan share expensed over three years									$ 13.28
Stock Based Compensation			$ 15	$ 15	$ 14					$ 15	$ 15	$ 14
Equity incentive plan shares vested						1,097	1,110	1,114
Common stock shares reserved for issuance - reverse stock split adjusted		583,334